Members’ Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 28, 2025	Sep. 05, 2025	Aug. 31, 2025	Aug. 28, 2025	Dec. 31, 2023
Class of Stock [Line Items]
Units issued	1			0
Units outstanding	1
Boost Run Holdings LLC [Member] | August 2025 Bridge Loan Agreement [Member]
Class of Stock [Line Items]
Loan available amount					$ 20,000
Common Class A [Member] | Boost Run Holdings LLC [Member]
Class of Stock [Line Items]
Units issued		8,500
Units outstanding	8,500	8,500					8,500
Common Class B [Member] | Boost Run Holdings LLC [Member]
Class of Stock [Line Items]
Restricted stock shares issued	506	3,643
Participation threshold value per unit		$ 1,000
Common Class C [Member] | Boost Run Holdings LLC [Member]
Class of Stock [Line Items]
Units outstanding	128		128
Restricted stock shares issued	128
Participation threshold value per unit	$ 6,394
Sale of stock price per share						$ 6,394
Common Class C [Member] | Boost Run Holdings LLC [Member] | August 2025 Bridge Loan Agreement [Member]
Class of Stock [Line Items]
Units issuable					179